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April 13, 2012
FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust (the “Trust”), on behalf of its series,
Stadion Olympus FundTM and Stadion Trilogy FundTM (the “Funds”)
File No. 333-103714

Ladies and Gentlemen:

On behalf of Stadion Investment Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of Stadion Olympus FundTM and Stadion Trilogy FundTM, each a new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on April 4, 2012.  The Prospectus and Statement of Additional Information for each Fund are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3418 if you have any questions concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary